Disclosure on Individual Items of the Consolidated Financial Statements	6 Months Ended
Jun. 30, 2026
Disclosure on Individual Items of the Consolidated Financial Statements [Abstract]
Disclosure on individual items of the consolidated financial statements
4.	Disclosure on individual items of the consolidated financial statements

4.1	Statements of comprehensive income

4.1.1	Revenue and functional costs from contracts with customers

Revenue

ADSE develops, produces, and distributes battery storage solutions for different areas of application (“multi-use-case”). The product portfolio encompasses the field of “Charging”, which provides charging solutions for the expansion of e-mobility infrastructure at power-limited network points; the field of ‘Battery Energy Storage Systems’ (‘BESS’), which covers commercial, industrial and infrastructure applications; and the field of ‘Own & Operate’ (‘O&O’), which includes charging, energy trading and other energy-related services. Additionally, ADSE provides its customers with software solutions for intelligent control and monitoring of battery storage solutions. Service revenues include service contracts available for separate purchase or maintenance services. Other revenues relate to miscellaneous income generated in connection with the different revenue streams.

In the first half of the year 2026, 61.8% of revenue was generated from Service. In the prior year period, Charging was the largest revenue stream, contributing 67.1% of total revenue. The following table presents the revenue from contracts with customers disaggregated by revenue stream:

Revenue by revenue streams	For the six months ended June 30,
kEUR	2026	2025
Service	4,541	4,623
Charging	2,383	9,804
Own & Operate	132	-
Battery Energy Storage System	73	103
Other	223	85
Total	7,352	14,614

Cost of goods sold

	For the six months ended June 30,
kEUR	2026	2025
Personnel expenses	5,440	5,468
Cost of materials	4,156	12,307
Depreciation and amortization	3,290	2,904
Other expenses	1,313	599
Total	14,198	21,277

Selling, general and administrative expenses

	For the six months ended June 30,
kEUR	2026	2025
Personnel expenses	5,696	5,755
Legal and consulting fees	2,522	5,004
Administration fee	1,683	1,837
Insurance expenses	1,176	1,208
Marketing costs	485	760
Depreciation and amortization	391	354
Other expenses	3,233	3,705
Total	15,187	18,624

Other expenses primarily consist of expenses for general warranties, travel costs, IT and logistics costs.

4.1.2	Finance result

The finance income and expenses recognized in profit or loss are as follows:

	For the six months ended June 30,
kEUR	2026	2025
Finance income from remeasurement of warrant liabilities	13,794	24,909
Foreign currency gains	2,956	13,833
Income from other interest and similar income	1	1
Finance income	16,751	38,743
Finance expense from remeasurement of warrant liabilities	-28,898	-122
Interest expense from shareholder loans	-786	-19,332
Interest expense from convertible note	-	-1,633
Foreign currency losses	-3,006	-2,450
Interest expense from leasing	-73	-71
Interest expense from guarantee commissions	-	-5
Other interest expense	-	-
Finance expenses	-32,763	-23,613
Net finance result	-16,012	15,130

Finance income from remeasurement of warrant liabilities in the first half of 2026 in the amount of kEUR 13,794 (2025: kEUR 24,909) resulted from the remeasurement of the fair value of public and private warrant liabilities, warrant liabilities from shareholder loans and warrant liabilities from the convertible notes and was caused by a decline in ADSE’s share price. The foreign currency gains mainly resulted from the valuation of the warrants which are denominated in USD.

In the first half of 2026, finance expense from remeasurement of warrant liabilities in the amount of kEUR 28,898 resulted from the remeasurement of the fair value of public and private warrant liabilities, warrant liabilities from shareholder loans and warrant liabilities from capital increases.

In 2026, interest expenses from shareholder loans amounted to kEUR 786 (2025: kEUR 19,332). This resulted mainly from the effective interest of the shareholder loan.

4.2	Statements of financial position

4.2.1	Other investments and other assets

Other investments and other assets include the following:

kEUR	June 30, 2026	Dec. 31, 2025
Other investments	859	6
Other assets	137	137
Total	996	144

Other investments include the interests in SKM Speicherkraftwerk Markgröningen GmbH & Co. KG (SKM KG) and in SKM Markgröningen Verwaltungs-GmbH (SKM VW) with a carrying amount of kEUR 32. SKM KG and SKM VW were acquired as shelf companies on March 23, 2026. The purpose of SKM KG is the planning, acquisition, development, construction, and operation of energy storage power plants, as well as the marketing and commercial exploitation of such facilities. SKM VW serves as the general partner and assumes management and representation of the GmbH & Co. KG. As of June 30, 2026, SKM KG did not commence any significant business activities.

Other investments also include a 33% interest in Speicheranlagenbetreibergesellschaft mbH, Nürtingen with a carrying amount of kEUR 820. Speicheranlagenbetreibergesellschaft mbH was established by ADSE GM and two other partners on May 28, 2026, to implement an energy storage project for the City of Nürtingen.

Other assets include a deposit for a rental building amounting to kEUR 137 (December 31, 2025: kEUR 137).

4.2.2	Inventories

Inventories include the following:

kEUR	Jun. 30, 2026	Dec. 31, 2025
Finished goods	28,260	30,950
Work in progress	3,467	5,019
Raw materials	44,278	42,230
Total	76,006	78,198

kEUR	Jun. 30, 2026	Dec. 31, 2025
Write-downs finished goods	-9,206	-9,206
Write-downs work in progress	-1,318	-1,318
Write-downs raw materials	-16,664	-16,664
Total	-27,188	-27,188

During the first half of 2026, ADSE recognized write-downs of inventories in an amount of kEUR 0 as an expense in the cost of sales in the statement of profit or loss.

4.2.3	Other accrued items

As of December 31, 2025, other accrued items included lender warrants for which the exercise conditions had not been met, as the related shareholder loans had not been drawn down. The lender warrants were initially recognized at their fair value on the grant date, adjusted for a 5% probability of drawdown of the related shareholder loans based on management’s assessment and ADSE’s projected cash flow requirements.

Following the restructuring of ADSE’s shareholder loans (please also refer to Note 4.2.7), management has concluded that these shareholder loans are no longer expected to be drawn down in the future. Consequently, other accrued items relating to the lender warrants were derecognized.

4.2.4	Equity

The changes in the various components of equity are shown in ADSE’s statements of changes in equity for the past two half-year periods.

The issued and outstanding shares as of June 30, 2026, and as of June 30, 2025, are shown in the table below.

in k units	2026	2025
Outstanding as of Jan. 01	60,436	52,362
Exercise of warrants	5,213	2,469
Exercise of options	-	47
Share based compensation	29	26
Conversion from convertible note	-	922
Share subscription	9,324	-
Outstanding as of Jun. 30	75,002	55,826
Treasury shares	80	80
Issued and outstanding as of Jun. 30	75,082	55,906

In the first half of financial year 2025, the exercise of public, private and shareholder warrants increased the number of outstanding shares by 2,468,837 shares and led to an increase in capital reserves of kEUR 34,168. Moreover, the conversion of debt from the convertible note into equity resulted in an issue of 922,195 shares which increased the capital reserve by kEUR 7,011.

In the first half of financial year 2026, 5,212,904 public warrants and warrants related to shareholder loans were exercised, which led to an increase in capital reserves of kEUR 52,179.

On May 8, 2026, and May 28, 2026, the Company granted non-transferable subscription rights to certain investors to purchase up to an aggregate of 11,324,000 Ordinary Shares at an exercise price of USD 1.00 per Ordinary Share, in exchange for support in connection with the Company’s efforts to simplify its capital structure. On May 8, 2026, 6,324,000 Ordinary Shares were exercised, and on May 28, 2026, a further 3,000,000 Ordinary Shares were exercised. As of June 30, 2026, 2,000,000 Ordinary Shares remain outstanding and are exercisable until December 31, 2029.

Based on management’s judgment, the transaction qualifies as an equity transaction with owners acting in their capacity as owners and therefore falls within the scope of IAS 1.109. In accordance with IAS 1.109, transactions with owners in their capacity as owners are recognized directly in equity and do not affect profit or loss. Consequently, the fair value of the subscription rights at the grant date, amounting to kEUR 100,319 (kUSD 117,328), was recognized within capital reserves, with a corresponding reduction of retained earnings.

Upon the exercise of the subscription rights, the Company received gross cash proceeds of kEUR 7,947 (kUSD 9,324). Net of transaction costs recognized directly in equity, the exercise of the subscription rights resulted in an increase of share capital of EUR 798 and an increase in capital reserves of kEUR 7,852.

4.2.5	Warrant liabilities

As of the reporting date, warrant liabilities include the following:

kEUR	No. of warrants issued	Jun. 30, 2026
Public warrants	5,006,836	2,645
Private warrants	2,773,255	3,042
Warrants relating to shareholder loans	3,466,668	5,709
Total	11,246,759	11,396

As of December 31, 2025, warrant liabilities included the following:

kEUR	No. of warrants issued	Dec. 31, 2025
Public warrants	5,047,695	5,112
Private warrants	2,773,255	3,061
Warrants relating to shareholder loans	8,638,713	35,376
Warrants relating to Convertible Note	1,827,284	11,259
Total	18,286,947	54,808

Public and private warrants

As of June 30, 2026, the fair value of public and private warrant liabilities amounts to kEUR 5,687 (December 31, 2025: kEUR 8,173) and relates to 5,006,836 public warrants and 2,773,255 private warrants including 100,000 lender warrants issued. In comparison to December 31, 2025, 40,859 public warrants were exercised at an exercise price of 11,50 USD per warrant.

Warrants relating to shareholder loans

On April 9, 2026, the Company issued a Warrant Adjustment Notice to The Lucerne Capital Master Fund, L.P. and The Lucerne Capital Special Opportunity Fund, Ltd. (together, “Lucerne”), reducing the exercise price of the amended and restated warrants dated August 26, 2024 (the “Lucerne Warrants”) from $6.20 to $1.00 per share. Thereafter, Lucerne exercised all 5,172,045 outstanding Lucerne Warrants for aggregate proceeds of kUSD 5,172, and the Company issued 5,172,045 Ordinary Shares to Lucerne, consisting of 5,105,379 shares to Lucerne Master Fund and 66,666 shares to Lucerne Special Opportunity Fund.

Warrants relating to convertible note

Lucerne Master Fund acquired from Alto Opportunity Master Fund SPC – Master Segregated Portfolio B (“Ayrton”), AEMF SPV LLC and AIMF SPV LLC (together, “Anson”) all of their respective rights under that certain Securities Purchase Agreement, dated May 1, 2025, by and among the Company, Ayrton and Anson (the “Ayrton/Anson SPA”), together with the warrants issued thereunder (the “Ayrton/Anson Warrants”), pursuant to (i) a Warrant Purchase Agreement between Lucerne Master Fund and Ayrton dated April 6, 2026, and (ii) Securities Purchase Agreements between Lucerne Master Fund and each of AEMF SPV LLC and AIMF SPV LLC, each dated April 2, 2026, for aggregate cash consideration of kUSD 12,500.

Subsequently, the Company and Lucerne Master Fund entered into a cancellation agreement, pursuant to which Lucerne Master Fund has agreed that rights under the Ayrton/Anson SPA and the Ayrton/Anson Warrants previously acquired by Lucerne Master Fund will be cancelled in consideration of a total cash payment by the Company to Lucerne Master Fund in an amount of kUSD 12,557. Until June 30, 2026, the Company made a partial payment of kUSD 5,000 (kEUR 4,245) towards this obligation. As a result, 742,924 Ayrton/Anson Warrants were cancelled while 1,084,360 warrants remain outstanding. The remaining obligation of kUSD 7,557 (kEUR 6,490) is included in trade and other payables.

4.2.6	Trade and other payables

Trade and other payables include the following:

kEUR	June 30, 2026	Dec. 31, 2025
Trade payables	11,096	16,731
Sales tax liabilities	421	599
Accrued expenses	2,229	819
Trade payables due to related parties	1,069	1,822
Other payables non-financial	357	561
Other payables financial	6,839	333
Total	22,012	20,865

Trade payables mainly consist of trade accounts payable and accruals for outstanding invoices.

Accrued expenses mainly relate to employee benefit accruals.

Other payables financial includes the remaining obligation of kUSD 7.557 (kEUR 6.490) from the repurchase of warrants related to convertible notes. See also to Note 4.2.5.

4.2.7	Loans and borrowings

As of June 30, 2026, loans and borrowings include shareholder loans with a book value of kEUR 15,863 and interest payable of kEUR 17 (December 31, 2025: book value of kEUR 5,006 and interest payable of kEUR 5). The shareholder loans are classified as current loans and borrowings.

In the first half of 2026, various tranches of one shareholder loan were combined into one tranche with an aggregate amount of kUSD 25,000, and the interest rate was increased from 10% p.a. to 11% p.a. Furthermore, the maturity date was extended from August 31, 2026, to July 31, 2027. As of the reporting date, the amount of kUSD 500 had been drawn.

Furthermore, another shareholder loan was extended from March 31, 2026, to July 31, 2026. As of June 30, 2026, the nominal amount drawn under this shareholder loan amounted to kUSD 2,580.

On February 25, 2026, another tranche of shareholder loans was amended, increasing the nominal amount from kEUR 5,000 to kEUR 32,500 and the fixed interest rate from 10% p.a. to 16% p.a. In addition, the maturity date of this shareholder loan was extended from June 30, 2026, to July 31, 2027. In the first half of 2026, ADSE drew kEUR 9,780 under this shareholder loan.

4.2.8	Financial instruments

The following table provides the carrying amounts and fair values of all financial assets and financial liabilities, including their levels in the fair value hierarchy.

kEUR	Classification	Fair value hierarchy	Carrying amount Jun. 30, 2026	Fair value Jun. 30, 2026	Carrying amount Dec. 31, 2025	Fair value Dec. 31, 2025
Financial assets
Cash and cash equivalents	At amortized cost	n/a	4,589	4,589	6,987	6,987
Trade receivables (current)	At amortized cost	n/a	3,472	3,472	5,289	5,289
Other investments (non-current)	At amortized cost	n/a	859	859	6	6
Other financial receivables (current)	At amortized cost	n/a	200	200	903	903
Other financial receivables (non-current)	At amortized cost	n/a	26	26	25	25
Total			9,146	9,146	13,212	13,212

kEUR	Classification	Fair value hierarchy	Carrying amount Jun. 30, 2026	Fair value Jun. 30, 2026	Carrying amount Dec. 31, 2025	Fair value Dec. 31, 2025
Financial liabilities
Warrant liabilities - private	FVTPL	3	3,042	3,042	3,061	3,061
Warrant liabilities - public	FVTPL	1	2,645	2,645	5,112	5,112
Warrant liabilities - Shareholder loan	FVTPL	3	5,708	5,708	35,376	35,376
Warrant liabilities - Convertible Notes	FVTPL	3	-	-	11,259	11,259
Loans and borrowings (current)	At amortized cost	n/a	15,880	15,880	48,560	48,560
Trade payables (current)	At amortized cost	n/a	11,096	11,096	16,731	16,731
Trade payables due to related parties (current)	At amortized cost	n/a	1,069	1,069	1,822	1,822
Lease liabilities (non-current)	At amortized cost	n/a	1,286	-	1,866	-
Lease liabilities (current)	At amortized cost	n/a	1,334	-	1,322	-
Other payables financial (current)	At amortized cost	n/a	6,839	6,839	333	333
Total			48,900	46,280	125,442	122,254

The significant decrease in financial liabilities resulted from the exercise of warrants, the remaining obligation arising from the repurchase of warrants related to the convertible note (refer to Note 4.2.5), and the adjusted drawdown probability for shareholder loans (refer to Note 4.2.3).